Transactions with related parties and affiliates (Details Narrative)		3 Months Ended			4 Months Ended			5 Months Ended	6 Months Ended			8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Jan. 07, 2022 USD ($)	Mar. 30, 2021 USD ($)	Mar. 31, 2017 USD ($)	Mar. 17, 2017 USD ($) $ / shares shares	May 10, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 21, 2020 USD ($)	Jun. 04, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 29, 2020 USD ($)	Aug. 31, 2021 USD ($)	Oct. 02, 2020 USD ($)	Sep. 30, 2020 USD ($)	Oct. 31, 2020 USD ($)	Nov. 25, 2019 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Extraordinary fees and costs expenses																		$ 5,811,000
Extraordinary fees and costs expenses related other expense																		2,034,000
Professional and Contract Services Expense																		191,449,000	$ 93,732,000	$ 68,188,000
General and Administrative Expense																		41,461,000	24,012,000	20,984,000
Due from Related Parties, Current																		0	5,000,000
Due from Related Parties, Noncurrent																		35,245,000	0
Due to Related Parties, Current																		64,204,000	35,979,000
Equity Method Investment, Other than Temporary Impairment																			6,900,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)																		(5,766,000)	37,999,000	96,461,000
Payments to Acquire Property, Plant, and Equipment																		217,032,000	72,417,000	21,166,000
Noncash or Part Noncash Acquisition, Debt Assumed																		$ (0)	$ (0)	37,000,000
Limited Partners' Capital Account, Units Outstanding | shares																		30,197,087	11,345,187
General Partners' Capital Account, Units Outstanding | shares																		622,555	237,822
Navios Acquisition Credit Facility [Member]
Related Party Transaction [Line Items]
Proceeds from Lines of Credit																		$ 45,000,000
Debt Instrument, Interest Rate, Stated Percentage																		11.50%
Navios Holdings Guarantee [Member]
Related Party Transaction [Line Items]
Schedule of Insured Financial Obligations with Credit Deterioration, Statement of Financial Position, Claim Liability																		$ 0	$ 5,000,000
Supplemental credit default insurance maximum cash payment																	$ 20,000,000
Proceeds from Lines of Credit						$ 5,000,000									$ 5,000,000
Repayment of debt						$ 5,000,000									$ 5,000,000
NSM Loan Agreement [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 100,000,000
Line of Credit Facility, Initiation Date																		Mar. 19, 2021
Long-term Debt, Description																		be used for general corporate purposes
Repayment period.																		two
Debt Instrument, Basis Spread on Variable Rate																		11.00%
Debt Instrument, Frequency of Periodic Payment																		quarterly
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 43,500,000
Line of Credit Facility, Increase (Decrease), Net			$ 14,000,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II [Member] | Navios Europe II [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness							$ 5,000,000
Notes Receivable, Related Parties							$ 17,276,000
Share purchase agreement [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed																$ 37,000,000
Date of vessels' acquisition																December 16, 2019
Change In Interest Rate Due To Scheduled Amortization [Member] | NSM Loan Agreement [Member] | Navios Acquisition [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																		12.50%
Management Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire Water and Waste Water Systems																		$ 11,408,000	3,366,000
Management Agreement [Member] | After Liquidation Of Navios Europe I And Navios Europe II [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee																		$ 50.00
Annual growth factor of management fees																		3.00%
Management Agreement [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee																		$ 50.00
Annual growth factor of management fees																		3.00%
Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee																		$ 50.00
Annual growth factor of management fees																		3.00%
Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Technical and commercial management daily fee																		$ 50.00
Annual growth factor of management fees																		3.00%
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and Administrative Expense																		$ 28,805,000	13,708,000	10,406,000
Due from Related Parties																		35,245,000	5,000,000
Due from Related Parties, Current																		0	5,000,000
Due from Related Parties, Noncurrent																		35,245,000	0
Schedule of Insured Financial Obligations with Credit Deterioration, Statement of Financial Position, Claim Liability																			5,000,000
Due to Related Parties, Current																		64,204,000	$ 35,979,000
Preferred distribution percentage				12.70%
Other Significant Noncash Transaction, Value of Consideration Given				$ 33,473,000
Payments to Acquire Notes Receivable				4,050,000
Note receivable, equity component				$ 29,423,000																		$ 29,423,000
Contingent penalties expense																				$ 3,182,000
Navios Holdings [Member] | Upon Liquidation Of Navios Europe I [Member]
Related Party Transaction [Line Items]
Notes Receivable, Related Parties																		$ 0
Navios Holdings [Member] | Limited Partner [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares				871,795
Share Price | $ / shares				$ 33.75
Navios Acquisition [Member] | Supplemental Loan Agreement [Member]
Related Party Transaction [Line Items]
Repayment of debt	$ 33,112,000											$ 35,000,000
Long-term Debt, Description																		to amend the NSM Loan Agreement.
Ultra Handymax Vessels [Member] | Share purchase agreement [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																1
Ultra Handymax Vessels [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 4,230
Ultra Handymax Vessels [Member] | Management Agreement [Member] | After liquidation of Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																		2
Ultra Handymax Vessels [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 4,350
Ultra Handymax Vessels [Member] | Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee																		4,350
Panamax Vessels [Member] | Share purchase agreement [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																3
Panamax Vessels [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 4,330
Panamax Vessels [Member] | Management Agreement [Member] | After liquidation of Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																		3
Panamax Vessels [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 4,450
Panamax Vessels [Member] | Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee																		4,450
Capesize Vessels [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee																		5,250
Capesize Vessels [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		5,410
Capesize Vessels [Member] | Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee																		5,410
Containership Vessels of TEU 6,800 [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,700
Containership Vessels of TEU 6,800 [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,900
Containership Vessels of TEU 6,800 [Member] | Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,900
Containership Vessels of more than TEU 8,000 [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee																		7,400
Containership Vessels of more than TEU 13,000 [Member] | Management Agreement [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 8,750
Subpanamax Containership [Member] | Management Agreement [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																		3
Panamax Containerships [Member] | Management Agreement [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																		2
Drybulk vessels [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																					4
Property, Plant and Equipment, Additions																					$ 40,379,000
Proceeds from Lines of Credit																					$ 37,000,000
Drybulk vessels [Member] | Upon Europe II liquidation [member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions											$ 56,050,000
Payments to Acquire Property, Plant, and Equipment																		$ 36,056,000
Payments to Acquire Loans Receivable																		17,276,000
Drybulk vessels [Member] | Upon Europe II liquidation [member] | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)																		$ (2,718,000)
Drybulk vessels [Member] | Management Agreement [Member] | After liquidation of Navios Europe II [Member]
Related Party Transaction [Line Items]
Number of vessels acquired																		5
Panamax and Sub-panamax Containerships [Member] | Management Agreement [Member] | After liquidation of Navios Europe I [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 6,100
Panamax and Sub-panamax Containerships [Member] | Extended Management Agreement [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,100
Containership of TEU 3,000 up to 4,999 [Member] | Management Agreement [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Daily management fee																		6,220
Containership of TEU 3,000 up to 4,999 [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,220
Containership of TEU 8,000 up to 9,999 [Member] | Management Agreement [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Daily management fee																		7,780
Containership of TEU 8,000 up to 9,999 [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		7,780
Containership of TEU 10,000 up to 11,999 [Member] | Management Agreement [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Daily management fee																		8,270
Containership of TEU 10,000 up to 11,999 [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		8,270
MR1 and MR2 product tankers and chemical tankers [Member] | Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,800
MR1 and MR2 product tankers and chemical tankers [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		6,830
LR1 Product Tanker [Member] | Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Daily management fee																		7,230
LR1 Product Tanker [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		7,230
VLCC [Member] | Management Agreement [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Daily management fee																		9,700
VLCC [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		9,650
Container vessel of 1,300 TEU to 3,400 TEU [Member] | Management Agreement [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee																		$ 6,100
Navios Azimuth [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions									$ 30,003,000
Vessel year built									2011
Vessel type									Capesize
Vessel capacity in DWT									179,169
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built										2012
Vessel type										Capesize
Vessel capacity in DWT										179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built										2009
Vessel type										Capesize
Vessel capacity in DWT										180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions										$ 58,000,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions								$ 28,567,000
Vessel year built								2011
Vessel type								Capesize
Vessel capacity in DWT								181,415
Ete N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built					2012
Vessel type					Containership
Vessel capacity in TEU					2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built					2012
Vessel type					Containership
Vessel capacity in TEU					2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built					2009
Vessel type					Containership
Vessel capacity in TEU					2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions					$ 55,500,000
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2012
Vessel type		Panamax
Vessel capacity in DWT		81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Vessel year built		2012
Vessel type		Panamax
Vessel capacity in DWT		81,472
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions		$ 39,320,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)		$ (5,766,000)
Navios Gem [Member]
Related Party Transaction [Line Items]
Vessel year built														2014
Vessel type														Capesize
Vessel capacity in DWT														181,336
Navios Victory [Member]
Related Party Transaction [Line Items]
Vessel year built														2014
Vessel type														Panamax
Vessel capacity in DWT														77,095
Navios Gem and Navios Victory [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 33,000,000
Property, Plant and Equipment, Additions														51,000,000
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed)														$ (4,378,000)
Navios Gem and Navios Victory [Member] | Sellers Credit [Member]
Related Party Transaction [Line Items]
Repayment of debt													$ 13,622,000
Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member] | Upon Liquidation Of Navios Europe I [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions											$ 56,050,000